Debt - Finance Lease Liabilities - Additional Information (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Finance lease liabilities	CAD 313	CAD 115
Fort Hills Energy Limited Partnership [member]
Disclosure of detailed information about borrowings [line items]
Finance lease liabilities	CAD 207
Lease term	25 years
Lease renewal option periods	Four additional five-year periods
Property plant and equipment under finance leases [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount of assets under finance leases	CAD 406	CAD 220